Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of provision for income taxes
Current	$ (6,768)	$ (13,129)	$ (28,312)
Deferred	2,478	19,469	5,423
Income tax (expense) recovery	$ (4,290)	$ 6,340	$ (22,889)